Share capital, Issued and Fully Paid Share Capital (Details) - $ / shares	Jun. 27, 2024	May 29, 2024	Jan. 02, 2024	Dec. 20, 2023	Mar. 01, 2023	Feb. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Issued and Fully Paid Share Capital [Abstract]
Number of shares issued (in shares)								512,563,532	506,820,170	503,388,593
Treasury shares (in shares)							14,573,890	9,639,056	2,626,651
Common Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares issued (in shares)	512,563,532		510,251,747		506,820,170		512,563,532	512,563,532
Treasury shares (in shares)							14,573,890	9,639,056
Nominal value (in dollars per share)	$ 0.01		$ 0.01		$ 0.01		$ 0
BW Group Limited [Member] | Common Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Treasury shares (in shares)				3,431,577		3,431,577
Issuance of shares (in shares)	2,311,785		3,431,577		3,431,577	3,431,577
Number of shares borrowed (in shares)		2,311,785		3,431,577		3,431,577
Subscription price (in dollars per share)		$ 0.01		$ 0.01		$ 0.01